Lease Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Lease Liabilities	Lease liabilities
The evolution of lease liabilities in 2021 and 2020 were as follows:

Millions of euros	Lease liabilities
Balance at 12/31/2020	5,294
Additions	2,030
Sale of the towers division of Telxius	2,650
Principal and interests payments	(1,859)
Principal payments (Note 28)	(1,782)
Interests payments (Note 28)	(246)
Minus: Payments of companies held for sale and sold companies during 2021	169
Disposals	(288)
Inclusion of companies	14
Accrued interests (1)	259
Translation differences and hyperinflation adjustments	29
Transfers and others	(59)
Balance at 12/31/2021	8,070
(1) Total accrued interests in 2021 amounted to 274 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period (see Note 19).

Millions of euros	Lease liabilities
Balance at 12/31/2019	7,226
Additions	1,969
Principal and interests payments	(1,761)
Principal payments (Note 28)	(1,787)
Interests payments (Note 28)	(179)
Minus: Payments of companies held for sale during 2020	205
Disposals	(387)
Accrued interests (1)	178
Translation differences and hyperinflation adjustments	(766)
Transfers and others	(1,165)
Balance at 12/31/2020	5,294
(1) Total accrued interests in 2020 amounted to 193 million euros, including the additions corresponding to companies held for sale during the annual reporting period (see Note 19).
In 2021 Telxius sold its telecommunications towers division to American Tower Corporation (see Note 2). The Telefónica Group operators maintained the leases agreements of the towers signed with the companies sold subsidiaries of Telxius. Consequently, as of the closing date of the transactions, lease liabilities were recorded in the consolidated statement of financial position in the amount of 2,775 million euros. “Sale of the towers division of Telxius” also includes the derecognition of lease liabilities with third parties corresponding to the second phase of the sale agreement between Telefonica Germany and Telxius in the amount of 125 million euros. Additionally, at December 31, 2020, there were lease liabilities of Telxius subsidiaries recorded as non-current liabilities held for sale amounting to 570 million euros (see Note 30).
"Additions" includes fixed asset sale and leaseback transactions, which amounted to 51 million euros in 2021 (53 million euros in 2020). The gain recorded in 2021 and 2020 for sale and leaseback transactions amounted to 263 million euros and 79 million euros, respectively (see Note 26).
"Transfers and others" in 2021 includes the reclassification of lease liabilities of Telefónica El Salvador amounting to 43 million euros to "Liabilities associated with non-current assets and disposal groups held for sale" of the statement of financial position (see Note 30).
"Transfers and others" in 2020 included the transfer to "Liabilities associated with non-current assets and disposal groups held for sale" of the lease liabilities of Telefónica UK and the divisions of telecommunications towers of Telxius which amounted to 637 and 570 million euros, respectively (see Note 30).
"Inclusion of companies" in 2021 corresponds to the acquisition of Cancom (see Note 5) amounting to 14 million euros.
There are commitments for leases not started at December 31, 2021 amounting to 1,307 million euros, mainly to the sites construction agreement between Telefónica Germany GmbH and Telxius Towers Germany GmbH. At December 31, 2020 the commitments for leases not started amounted to 181 million euros.
The maturity schedule of lease liabilities at December 31, 2021 is as follows:

Millions of euros
	Current	Non-Current
Maturity	2022	2023	2024	2025	2026	Subsequent years	Non-current total	Total
Lease liabilities	1,747	1,555	1,301	1,069	806	2,133	6,864	8,611